Finance debt (Tables)	6 Months Ended
Jun. 30, 2021
Finance debt [Abstract]
Balance by type of finance debt

25.1.	Balance by type of finance debt
In Brazil	06.30.2021	12.31.2020
Banking Market	2,136	5,016
Capital Market	2,711	2,512
Development banks	908	1,315
Others	10	11
Total	5,765	8,854
Abroad
Banking Market	11,892	13,581
Capital Market	22,467	27,625
Development banks	-	201
Export Credit Agency	3,189	3,424
Others	192	203
Total	37,740	45,034
Total finance debt	43,505	53,888
Current	2,861	4,186
Non-current	40,644	49,702

Current finance debt is composed of:

Current finance debt is composed of:

	06.30.2021	12.31.2020
Short-term debt	149	1,140
Current portion of long-term debt	2,152	2,383
Accrued interest on short and long-term debt	560	663
Total	2,861	4,186

Changes in finance debt and reconciliation with cash flows from financing activities

25.2.	Changes in finance debt and reconciliation with cash flows from financing activities
	Balance at 12.31.2019	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2020
In Brazil	10,730	1,488	(1,080)	(352)	399	142	(2,473)	-	-	8,854
Abroad	52,530	15,535	(23,471)	(2,967)	3,187	1,667	(1,201)	(245)	-	45,035
	63,260	17,023	(24,551)	(3,319)	3,586	1,809	(3,674)	(245)	-	53,889

	Balance at 12.31.2020	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 06.30.2021
In Brazil	8,854	-	(3,430)	(158)	159	127	213	-	-	5,765
Abroad	45,035	1,668	(9,254)	(1,106)	1,436	(220)	180	-	-	37,740
	53,889	1,668	(12,684)	(1,264)	1,595	(93)	393	-	-	43,505
Debt restructuring			(848)	-
Deposits linked to financing			(26)	37
Net cash used in financing activities			(13,558)	(1,227)
(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Summarized information on current and non-current finance debt

25.3.	Summarized information on current and non-current finance debt
Maturity in	2021	2022	2023	2024	2025	2026 onwards	Total (**)	Fair Value

Financing in U.S.Dollars (US$)(*):	1,475	2,105	2,557	3,885	4,974	19,244	34,240	38,196
Floating rate debt	967	2,105	2,557	2,975	4,288	2,040	14,932
Fixed rate debt	508	-	-	910	686	17,204	19,308
Average interest rate	4.5%	4.7%	4.7%	5.1%	5.2%	6.5%	6.0%
Financing in Brazilian Reais (R$):	199	981	849	1,070	232	2,434	5,765	6,146
Floating rate debt	32	711	692	692	145	698	2,970
Fixed rate debt	167	270	157	378	87	1,736	2,795
Average interest rate	3.6%	5.1%	5.0%	4.7%	4.2%	4.2%	4.4%
Financing in Euro (€):	33	-	-	340	14	1,209	1,596	1,853
Fixed rate debt	33	-	-	340	14	1,209	1,596
Average interest rate	4.6%	-	-	4.7%	4.7%	4.7%	4.7%
Financing in Pound Sterling (£):	64	-	-	-	-	1,840	1,904	2,185
Fixed rate debt	64	-	-	-	-	1,840	1,904
Average interest rate	6.2%	-	-	-	-	6.4%	6.3%
Total as of June 30, 2021	1,771	3,086	3,406	5,295	5,220	24,727	43,505	48,380
Average interest rate	4.5%	4.8%	4.8%	5.1%	5.1%	6.4%	5.9%
Total as of December 31, 2020	4,186	3,282	5,892	5,961	6,229	28,338	53,888	61,517
Average interest rate	4.6%	4.8%	4.8%	5.1%	5.2%	6.4%	5.9%
(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of June 30, 2021 is 12.54 years (11.71 years as of December 31, 2020).

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2021	2022	2023	2024	2025	2026 and thereafter	06.30.2021	12.31.2020
Principal	1,152	3,157	4,768	4,840	5,998	24,370	44,285	55,130
Interest	1,072	1,984	1,794	1,679	1,481	25,521	33,531	38,953
Total	2,224	5,141	6,562	6,519	7,479	49,891	77,816	94,083
(*)	A maturity schedule of the lease arrangements (nominal amounts) is set out in note 26

Lines of credit

25.4.	Lines of credit
						Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	−	4,350
PGT BV	Syndicate of banks (*)	3/27/2019	2/27/2024	3,250	−	3,250
PGT BV	The Export - Import Bank of China	12/23/2019	12/27/2021	750	714	36
Total				8,350	714	7,636

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	400	−	400
Petrobras	Bradesco	6/1/2018	5/31/2023	400	−	400
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	400	−	400
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	66	−	66
Total				1,266	−	1,266
(*)	As of April 30, 2021, Petrobras extended part of the Revolving Credit Facility. Hence, US$2,050 will be available from February 28, 2024 to February 27, 2026.